Putnam VT High Yield Fund
The fund's portfolio
9/30/21 (Unaudited)

CORPORATE BONDS AND NOTES (84.9%)(a)
	Principal amount	Value
Advertising and marketing services (0.8%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	$200,000	$206,962
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	250,000	263,125
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29	260,000	270,400
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	680,000	719,018

		1,459,505
Automotive (1.7%)
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	405,000	487,025
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29	320,000	357,600
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	270,000	287,329
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28	220,000	219,649
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	735,000	764,400
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29	330,000	342,276
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	510,000	538,366

		2,996,645
Basic materials (8.1%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	320,000	360,000
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	525,000	740,906
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	345,000	335,513
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	220,000	228,800
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	130,000	129,188
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	256,000	276,800
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	245,000	261,538
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	160,000	163,600
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	225,000	223,629
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)	225,000	243,844
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	455,000	548,275
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29	245,000	235,212
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	310,000	328,988
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	270,000	281,475
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)	250,000	253,750
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	145,000	145,363
CVR Partners LP/CVR Nitrogen Finance Corp. 144A company guaranty sr. notes 6.125%, 6/15/28	70,000	73,413
Diamond BC BV 144A sr. unsec. unsub. notes 4.625%, 10/1/29 (Netherlands)	85,000	85,956
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	200,000	205,166
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	570,000	592,800
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	165,000	178,406
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	375,000	392,344
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	325,000	400,156
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	285,000	291,413
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	695,000	698,475
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	135,000	133,819
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	80,000	83,788
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	260,000	259,350
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	195,000	204,263
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)	275,000	288,269
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	350,000	365,750
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	245,000	246,531
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	100,000	103,500
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	90,000	90,788
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	275,000	280,844
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)	165,000	165,000
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31	70,000	69,234
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	215,000	226,331
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	70,000	70,993
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28	230,000	226,659
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29	380,000	376,561
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28	70,000	70,263
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	130,000	130,650
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	250,000	240,000
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	220,000	223,025
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	405,000	423,225
TopBuild Corp. 144A company guaranty sr. unsec. bonds 4.125%, 2/15/32(FWC)	105,000	106,050
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	365,000	367,738
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	250,000	248,750
United States Steel Corp. sr. unsec. notes 6.875%, 3/1/29	340,000	362,513
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	380,000	398,981
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	235,000	241,756
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	215,000	221,452

		13,901,093
Broadcasting (3.3%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	520,000	530,400
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	345,000	227,700
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	290,000	126,875
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	280,000	292,250
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29	330,000	332,614
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	260,000	265,938
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	160,000	168,824
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	447,569	477,780
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	185,000	185,646
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	210,000	206,462
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	175,000	173,583
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	170,000	166,175
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	345,000	337,022
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	550,000	559,281
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	265,000	276,786
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	565,000	592,719
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	170,000	184,450
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	340,000	369,325
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29	175,000	177,844
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	35,000	37,526

		5,689,200
Building materials (1.6%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	375,000	382,969
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	165,000	163,763
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	240,000	238,200
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	275,000	286,561
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	250,000	249,875
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	125,000	131,625
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	170,000	168,725
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	220,000	209,374
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	118,594
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	30,000	31,125
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	470,000	489,681
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	290,000	305,950

		2,776,442
Capital goods (7.7%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26	200,000	204,754
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	345,000	335,513
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	225,000	234,000
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	100,000	104,352
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	225,000	231,188
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)	690,000	733,022
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	300,000	303,375
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	410,000	425,057
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	50,000	52,000
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	200,000	210,000
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)	125,000	126,406
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	347,000	366,085
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	255,000	314,925
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	250,000	251,563
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	85,000	87,125
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	70,000	69,475
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	305,000	320,284
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	315,000	344,925
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	225,000	232,875
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	390,000	414,375
LSF11 A5 HoldCo., LLC 144A sr. unsec. notes 6.625%, 10/15/29	255,000	255,000
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	175,000	175,000
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	355,000	357,663
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	900,000	869,819
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	345,000	366,994
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	475,000	474,406
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	225,000	230,486
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	105,000	107,625
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	575,000	583,625
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	785,000	796,167
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	375,000	404,531
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	165,000	170,981
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	345,000	352,495
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	260,000	268,232
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	345,000	345,642
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	230,000	229,599
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	275,000	282,563
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	360,000	375,300
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)	256,000	273,600
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	595,000	600,950
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	345,000	382,088

		13,264,065
Commercial and consumer services (2.1%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	305,000	303,137
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	165,000	165,182
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	250,000	244,958
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	355,000	365,650
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	90,000	90,684
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	418,000	452,422
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	165,000	193,463
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	225,000	235,125
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	165,000	158,298
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	310,000	320,472
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	380,000	439,200
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	335,000	349,656
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	330,000	338,491

		3,656,738
Communication services (7.6%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)	205,000	197,666
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)	345,000	377,292
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)	510,000	489,842
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)	230,000	227,673
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	400,000	402,500
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)	280,000	274,533
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	210,000	216,300
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	1,295,000	1,398,552
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	255,000	266,596
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	145,000	149,599
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28	380,000	396,682
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	116,000	117,450
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	1,230,000	1,317,551
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	385,000	434,752
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	345,000	338,028
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	400,000	428,956
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	155,000	164,688
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	490,000	516,338
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	495,000	277,200
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	105,000	108,024
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	280,000	282,164
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	165,000	159,844
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	550,000	704,000
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	330,000	399,869
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	745,000	832,426
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	55,000	60,729
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	325,000	358,049
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	230,000	231,955
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	105,000	110,303
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	165,000	166,742
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	465,000	494,063
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	325,000	336,375
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)	190,000	192,613
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)	200,000	205,095
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)	250,000	258,453
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)	154,000	159,198

		13,052,100
Consumer (0.8%)
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32	175,000	176,422
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	455,000	475,475
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	240,000	258,000
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	315,000	318,277
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	195,000	202,176

		1,430,350
Consumer staples (6.0%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	215,000	212,850
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	215,000	218,270
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	365,000	367,281
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	90,000	96,975
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	170,000	178,336
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	365,000	394,200
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	460,000	467,475
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	95,000	95,356
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	330,000	338,250
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	590,000	607,700
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	250,000	261,250
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	515,000	515,670
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	160,000	169,876
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	240,000	250,562
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35	425,000	522,650
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.75%, 4/1/30	310,000	337,777
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	220,000	241,835
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	490,000	502,015
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	35,000	35,598
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	164,000	171,663
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	145,000	143,279
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	70,000	72,888
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	305,000	318,870
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26	235,000	242,038
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	120,000	138,300
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	715,000	876,161
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	165,000	199,856
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	95,000	111,863
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	175,000	193,148
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	295,000	325,246
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	298,000	300,250
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	394,000	393,909
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	300,000	318,000
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	345,000	350,820
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	160,000	160,854
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	240,000	260,117

		10,391,188
Energy (oil field) (0.5%)
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	128,000	133,120
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	195,000	180,180
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	102,000	105,570
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	230,000	239,476
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	150,000	158,790

		817,136
Energy (other) (0.1%)
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28	115,000	118,881

		118,881
Entertainment (1.4%)
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25	130,000	139,100
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	60,000	64,350
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	275,000	277,750
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	370,000	364,450
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	485,000	470,450
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	35,000	35,391
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	205,000	212,175
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	160,000	176,000
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	320,000	330,400
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	305,000	324,825

		2,394,891
Financials (8.0%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	275,000	288,338
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	390,000	403,650
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	730,000	1,052,900
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	400,000	412,000
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	140,000	155,925
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	130,000	145,470
Blackstone Mortgage Trust, Inc. 144A sr. notes 3.75%, 1/15/27(R)	200,000	198,250
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	246,095
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	275,000	275,000
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31	170,000	161,606
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28	175,000	168,875
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	200,000	206,497
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	685,000	749,221
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	150,000	213,975
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	125,000	130,938
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	231,000	235,620
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	270,000	273,713
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	175,000	170,188
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	100,000	103,000
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	195,000	200,363
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26	165,000	149,325
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	335,000	346,306
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	135,000	136,688
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	365,000	381,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	260,000	269,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	165,000	164,794
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	260,000	271,700
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	420,000	444,150
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	330,000	342,781
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	180,000	178,731
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	90,000	91,118
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	305,000	302,713
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	328,000	366,950
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	150,000	157,020
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	270,000	278,100
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	100,000	100,221
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	75,000	81,375
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	170,000	169,150
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	160,000	185,400
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	255,000	293,250
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	205,000	230,369
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	330,000	357,671
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	160,000	159,758
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	305,000	313,677
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	520,000	529,100
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	505,000	513,838
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	120,000	134,729
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)	255,000	260,738
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	260,000	279,667
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	245,000	257,863
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	300,000	305,316

		13,845,297
Gaming and lottery (2.2%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	155,000	159,757
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	345,000	355,781
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	140,000	151,725
Caesars Entertainment, Inc. 144A sr. notes 6.25%, 7/1/25	515,000	542,170
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	125,000	126,563
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	425,000	437,750
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	105,000	107,231
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	500,000	561,819
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	145,000	156,419
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	305,000	309,834
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	415,000	419,142
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	395,000	397,963
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	90,000	94,952

		3,821,106
Health care (7.2%)
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	435,000	415,425
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	395,000	423,638
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	290,000	297,207
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	145,000	148,582
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	220,000	217,694
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	404,000	412,343
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29	130,000	121,063
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	280,000	290,150
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	155,000	158,875
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	680,000	740,350
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	160,000	167,600
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	145,000	148,444
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	245,000	259,816
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	35,000	37,188
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	135,000	141,581
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	240,000	230,700
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	335,000	335,787
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	310,000	324,338
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	340,000	397,800
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)	118,000	118,262
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)	149,000	106,535
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)	130,000	130,000
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	160,000	165,400
HCA, Inc. company guaranty sr. unsec. notes 5.625%, 9/1/28	5,000	5,949
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	325,000	371,849
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	150,000	158,909
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	600,000	621,780
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	426,000	413,220
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	275,000	275,000
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28	350,000	357,000
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	75,000	79,125
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	390,000	393,900
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	435,000	472,910
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	125,000	124,747
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	175,000	180,906
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	45,000	45,675
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	155,000	160,813
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	620,000	646,350
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	750,000	776,190
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29	420,000	426,300
Teva Pharmaceutical Finance IV BV company guaranty sr. unsec. unsub. notes 3.65%, 11/10/21 (Israel)	120,000	120,150
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	665,000	759,763
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	300,000	315,750

		12,495,064
Homebuilding (1.4%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)	350,000	357,893
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	430,000	449,350
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	435,000	444,507
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	390,000	559,650
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	295,000	305,992
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	220,000	236,779

		2,354,171
Industrial (0.2%)
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/15/29	260,000	262,600

		262,600
Lodging/Tourism (0.6%)
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	305,000	327,875
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	365,000	377,326
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	370,000	370,000

		1,075,201
Media (0.7%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	470,000	485,872
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	85,000	87,019
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	250,000	259,375
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29	185,000	180,893
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31	185,000	179,961

		1,193,120
Oil and gas (12.0%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	190,000	207,756
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	133,000	150,653
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	115,000	128,570
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	100,000	105,315
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	165,000	184,797
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	100,000	109,052
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25	120,000	129,000
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	465,000	502,781
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	50,000	50,280
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24	420,000	412,747
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	255,000	275,733
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	205,000	202,438
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	410,000	417,681
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	375,000	367,988
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31	260,000	272,272
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	35,000	35,088
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	96,000	99,800
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	355,000	369,200
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	300,000	324,000
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	255,000	284,963
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	195,000	215,719
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	615,000	743,381
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29	295,000	308,010
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	485,000	635,350
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	400,000	567,008
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	155,000	219,325
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	125,000	155,757
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31	140,000	144,200
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29	105,000	106,476
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	435,000	444,788
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	765,000	805,163
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	340,000	358,275
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	445,000	473,809
EQT Corp. sr. unsec. notes 7.50%, 2/1/30	185,000	238,132
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	35,000	39,408
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	50,000	51,899
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	345,000	360,370
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	135,000	136,519
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	340,000	352,750
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. bonds 6.00%, 2/1/31	85,000	87,338
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5.75%, 2/1/29	85,000	87,338
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	470,000	476,580
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29	385,000	388,369
MEG Energy Corp. 144A company guaranty sr. unsec. notes 5.875%, 2/1/29 (Canada)	40,000	40,850
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	251,000	258,271
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	150,000	145,890
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	250,000	260,000
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	175,000	183,313
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	235,000	289,638
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	85,000	102,040
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	515,000	606,516
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	615,000	773,747
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	70,000	94,408
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	260,000	352,678
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	70,000	96,001
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	125,000	171,970
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25	315,000	298,463
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	450,000	461,250
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	80,000	83,556
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	230,000	239,499
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	120,000	121,800
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	145,000	148,687
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	135,000	137,874
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	300,000	310,596
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	215,000	239,807
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	350,000	377,729
Southwestern Energy Co. 144A company guaranty sr. unsec. unsub. notes 5.375%, 2/1/29	655,000	700,850
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	85,000	91,800
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	295,000	302,228
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	370,000	377,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	130,000	145,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	155,000	167,126
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	175,000	191,352
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	140,000	147,000
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	144,050	144,050
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	235,000	233,809
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	285,000	293,550
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	50,000	52,125

		20,667,613
Publishing (1.1%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	400,000	409,336
Mav Acquisition Corp. 144A sr. notes 5.75%, 8/1/28	350,000	343,875
Mav Acquisition Corp. 144A sr. unsec. notes 8.00%, 8/1/29	355,000	339,124
Meredith Corp. company guaranty sr. notes 6.50%, 7/1/25	160,000	171,200
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	276,000	285,315
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	260,000	267,150

		1,816,000
Retail (0.8%)
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	165,000	204,600
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	345,000	392,006
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	41,000	52,018
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	150,000	170,250
PetSmart Inc/PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	265,000	289,181
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	210,000	212,625

		1,320,680
Technology (4.2%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	375,000	377,813
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	170,000	172,360
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	165,000	168,165
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	250,000	251,250
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	185,000	197,460
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	255,000	267,383
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	250,000	250,488
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	140,000	145,366
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	245,000	256,448
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	305,000	303,978
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26	375,000	446,073
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	35,000	35,788
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	350,000	357,438
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	155,000	169,629
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	605,000	625,884
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25	260,000	271,890
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29	460,000	430,712
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	265,000	279,416
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	605,000	598,950
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	215,000	225,750
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	250,000	250,625
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	175,000	179,167
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	335,000	342,705
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	170,000	188,278
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	530,000	527,350

		7,320,366
Textiles (0.5%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	125,000	130,860
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	325,000	342,641
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	400,000	404,000

		877,501
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	120,000	130,050
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	245,000	255,413
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	65,000	67,022

		452,485
Transportation (1.4%)
Air Canada 144A sr. notes 3.875%, 8/15/26 (Canada)	35,000	35,131
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	325,000	350,188
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	325,000	341,656
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	480,000	535,200
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	130,000	134,349
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	130,000	133,413
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	895,000	957,650

		2,487,587
Utilities and power (2.6%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	195,000	195,176
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	80,000	81,600
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	120,000	121,800
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	168,000	172,827
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	460,000	469,200
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	65,000	65,000
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	35,000	34,475
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	445,000	588,768
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	760,000	739,100
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	57,000	59,049
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	210,000	232,342
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	370,000	365,838
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	155,000	164,881
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	310,000	318,249
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	85,000	88,227
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	415,000	12
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	135,000	143,877
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	185,000	191,486
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	270,000	277,412
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	200,000	206,500

		4,515,819

Total corporate bonds and notes (cost $140,863,753)		$146,452,844

SENIOR LOANS (9.0%)(a)(c)
	Principal amount	Value
Basic materials (1.5%)
ACproducts Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/28	$74,813	$74,639
Alpha 3 BV bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/5/28	194,513	194,229
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	550,235	548,172
Herens US Holdco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.562%, 4/30/28	24,938	25,004
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	213,925	214,327
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	324,653	324,806
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.584%, 6/26/26	205,000	204,617
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.084%, 6/26/25	661,680	661,336
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 2.832%, 10/1/25	235,203	233,498
TMS International Corp./DE bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 8/14/24	99,500	99,251

		2,579,879
Capital goods (1.4%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.584%, 4/1/28	254,363	254,256
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.334%, 4/3/24	401,024	392,438
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	188,100	188,382
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/28	583,538	584,448
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.126%, 4/9/26	68,114	64,832
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	342,446	335,988
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	175,000	175,243
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.833%, 3/2/27	364,261	361,831

		2,357,418
Communication services (0.4%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.334%, 1/30/29	215,000	213,871
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.334%, 7/31/27	144,637	142,431
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	350,000	350,109

		706,411
Consumer cyclicals (1.7%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.083%, 4/22/26	322,911	298,874
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	332,674	333,429
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.629%, 8/21/26	441,000	431,479
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	181,279	180,675
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	229,591	229,550
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.34%, 10/30/26	292,003	292,222
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.00%), 13.00%, 10/4/23	85,000	91,800
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	205,068	204,966
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.084%, 5/1/26	115,323	114,434
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	270,000	232,875
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	186,527	180,464
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.584%, 12/17/26	265,295	264,632
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	178,144	178,144

		3,033,544
Consumer staples (0.4%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	578,658	573,132
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	119,100	119,249

		692,381
Energy (0.5%)
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	413,963	412,584
ChampionX Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 6/3/27	503,029	510,574

		923,158
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	181,696	181,696

		181,696
Health care (1.3%)
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	658,648	660,624
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	379,050	379,478
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	394,013	396,968
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.083%, 6/30/25	260,989	260,663
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	523,984	524,314

		2,222,047
Technology (1.4%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	556,024	552,899
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	170,000	174,463
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	272,250	272,127
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/27	353,225	354,299
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	410,000	410,771
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	174,563	173,763
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/27	115,000	116,820
UKG, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 5/3/26	346,507	346,967

		2,402,109
Transportation (0.3%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	150,000	155,021
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	333,325	335,372

		490,393

Total senior loans (cost $15,480,827)		$15,589,036

COMMON STOCKS (1.3%)(a)
	Shares	Value
Altice USA, Inc. Class A(NON)	7,820	$162,030
Clarivate PLC (United Kingdom)(NON)	82	1,796
General Motors Co.(NON)	3,460	182,377
iHeartMedia, Inc. Class A(NON)	12,934	323,609
MWO Holdings, LLC (Units)(F)	281	717
Oasis Petroleum, Inc.	5,273	524,242
Ortho Clinical Diagnostics Holdings PLC(NON)	13,113	242,328
PulteGroup, Inc.	5,800	266,336
Sirius XM Holdings, Inc.	45,040	274,744
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	47,600
Tribune Media Co. Class 1C	93,841	938
Vistra Corp.	9,840	168,264

Total common stocks (cost $2,106,425)		$2,194,981

CONVERTIBLE PREFERRED STOCKS (1.0%)(a)
	Shares	Value
Aptiv PLC $5.50 cv. pfd.	1,020	$171,919
Broadcom, Inc. 8.00% cv. pfd.	240	367,682
Danaher Corp. 4.75% cv. pfd.	235	477,696
KKR & Co., Inc. $3.00 cv. pfd.	5,249	411,259
PG&E Corp. $5.50 cv. pfd.	2,870	274,372

Total convertible preferred stocks (cost $1,367,934)		$1,702,928

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$178,000	$185,031
Fiverr International, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25, (Israel)	225,000	255,375
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26	155,000	140,282
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	71,000	162,127
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	125,000	178,313
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	405,000	358,425
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	141,000	166,828
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	131,000	128,462
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	150,000	127,243

Total convertible bonds and notes (cost $1,570,051)		$1,702,086

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Clarivate PLC $5.25 cv. pfd. (United Kingdom)	1,790	$155,175

Total preferred stocks (cost $173,933)		$155,175

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	188	$9

Total warrants (cost $9)				$9

SHORT-TERM INVESTMENTS (2.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	4,554,356	$4,554,356

Total short-term investments (cost $4,554,356)		$4,554,356
TOTAL INVESTMENTS

Total investments (cost $166,117,288)		$172,351,415

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $172,565,194.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
Short-term investments
	Putnam Short Term Investment Fund*	$5,665,586	$44,487,259	$45,598,489	$4,543	$4,554,356

	Total Short-term investments	$5,665,586	$44,487,259	$45,598,489	$4,543	$4,554,356
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$162,030	$—	$—
Consumer cyclicals	1,047,066	938	—
Energy	524,242	—	717
Health care	242,328	—	—
Technology	1,796	—	—
Utilities and power	168,264	47,600	—

Total common stocks	2,145,726	48,538	717
Convertible bonds and notes	—	1,702,086	—
Convertible preferred stocks	642,054	1,060,874	—
Corporate bonds and notes	—	146,452,832	12
Preferred stocks	155,175	—	—
Senior loans	—	15,589,036	—
Warrants	—	—	9
Short-term investments	—	4,554,356	—

Totals by level	$2,942,955	$169,407,722	$738
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	4,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com